Fair Value Measurements (Details) - Schedule of fair value hierarchy of valuation techniques - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets
Investments held in Trust Account	$ 275,033,543	$ 275,000,000
Liabilities:
Derivative warrant liabilities	$ 30,885,000	16,905,000
Fair Value, Inputs, Level 1
Assets
Investments held in Trust Account		275,000,000
Fair Value, Inputs, Level 3
Liabilities:
Derivative warrant liabilities		$ 16,905,000